12. Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Minimum operating lease payments
For Years Ending March 31,
2019	$438,000
2020	245,000
2021	7,000
Total minimum lease payments	$690,000